Contingent Liabilities and Commitments (Details Textual) € in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	Oct. 07, 2019	Aug. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Feb. 25, 2019 USD ($)	Aug. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2016 USD ($)	Aug. 06, 2018 USD ($)
Contingent Liabilities and Commitments (Textual)
Patent agreement, description									The patent under the agreement, as follows: (i) €50 upon initiation of Phase I studies; (ii) €100 upon initiation of Phase II studies; (iii) €200 upon initiation of Phase III studies; and (iv) €500 upon marketing approval by any regulatory authority.	The patent under the agreement, as follows: (i) €50 upon initiation of Phase I studies; (ii) €100 upon initiation of Phase II studies; (iii) €200 upon initiation of Phase III studies; and (iv) €500 upon marketing approval by any regulatory authority.
Royalty payments, percentage									10.00%	10.00%
Upfront payments		$ 750	$ 750
Upfront payments, additional			$ 3,250
Distribution and supply agreement, description	Pursuant to the Agreement, the Company agreed to retain Capital Point to provide certain financial advisory services to the Company and to pay Capital Point a fee equal to 5% of the amounts raised or the value of securities issued in certain future transactions involving issuances of securities of the Company, provided such fee shall not exceed USD 1,300.								The Company is entitled to €1,500 upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 and €1,600 following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 and up to €4,025 upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro and in August 2018 received approximately USD 350 upon reaching the first milestone.	The Company is entitled to €1,500 upon execution of the agreement plus milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) €300 upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and €300 upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between €750 and €1,600 following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between €300 and up to €4,025 upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson. On January 25, 2018 the Company received a first payment of approximately USD 2,200 from Gebro and in August 2018 received approximately USD 350 upon reaching the first milestone.
Additional milestone payment												$ 2,000
Advance receivable									$ 400
EUR [Member]
Contingent Liabilities and Commitments (Textual)
Concession commission | €										€ 25
Annual royalties | €										10
Total royalties | €										€ 850
CKD [Member]
Contingent Liabilities and Commitments (Textual)
Upfront payments				$ 1,000		$ 500					$ 500
Upfront payments, additional					$ 6,000		$ 2,500
Cipher [Member]
Contingent Liabilities and Commitments (Textual)
Royalty payments, percentage								16.50%
Upfront payments								$ 1,292
Cipher [Member] | CAD [Member]
Contingent Liabilities and Commitments (Textual)
Upfront payments								1,650
Upfront payments, additional								$ 2,000
Minimum [Member]
Contingent Liabilities and Commitments (Textual)
Percentage of net sales									2.00%	2.00%
Minimum [Member] | CKD [Member]
Contingent Liabilities and Commitments (Textual)
Royalty payments, percentage							10.00%
Maximum [Member]
Contingent Liabilities and Commitments (Textual)
Percentage of net sales									3.00%	3.00%
Maximum [Member] | CKD [Member]
Contingent Liabilities and Commitments (Textual)
Royalty payments, percentage							23.00%